LONG-TERM OPERATING COMMITMENTS - Use of public assets (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Use of public assets
Total	R$ 20,000
2020 | Norte Energia S.A.
Use of public assets
Total	20,000
2021
Use of public assets
Total	15,992
2021 | Norte Energia S.A.
Use of public assets
Total	14,433
2021 | SINOP
Use of public assets
Total	1,559
2022
Use of public assets
Total	15,869
2022 | Norte Energia S.A.
Use of public assets
Total	14,433
2022 | SINOP
Use of public assets
Total	1,436
2023
Use of public assets
Total	15,755
2023 | Norte Energia S.A.
Use of public assets
Total	14,433
2023 | SINOP
Use of public assets
Total	1,322
2024
Use of public assets
Total	197,470
2024 | Norte Energia S.A.
Use of public assets
Total	185,180
2024 | SINOP
Use of public assets
Total	12,290
After 2024
Use of public assets
Total	185
After 2024 | Norte Energia S.A.
Use of public assets
Total	R$ 185